Share Capital (Schedule Of Options Available For Grant) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Share Capital [Abstract]
Beginning Balance	478		218
Options cancelled	260	[1]
Option pool increase	520		520
Options granted	(995)		(260)	[1]
Ending Balance	263		478

[1]	On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share. The vesting schedule for the above options was based on average closing price of the Shares on December 2012,2013 and 2014 on the NASDAQ . On September 24, 2012, the Company's shareholders granted Dr. Shlomo Shamir, the Chairman of the Company's Board of Directors, options to purchase 200,000 Ordinary Shares of the Company, with an exercise price of $5.28 per share under the Company's option Plan. as a result, there was approximately $245 of additional unrecognized compensation cost related to non- vested options to be recognized over the vesting period under a straight line method. As a condition to the grant, Dr. Shamir has agreed to the termination of outstanding options to purchase 260,198 ordinary shares, which were granted to Dr. Shamir in June 2011.